REAL ESTATE (Narrative) (Details) (USD $)	1 Months Ended	12 Months Ended								12 Months Ended		1 Months Ended		12 Months Ended		12 Months Ended									12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Related Party Fund [Member] sqft	May 31, 2011 Related Party Fund [Member]	Dec. 31, 2010 Related Party Fund [Member]	Dec. 31, 2012 178 Unit Residential Apartment Complex in Oakland, California [Member] Unit	Dec. 31, 2012 366 Residential Apartment Complex in Salt Lake City, Utah [Member] Unit	Dec. 31, 2012 217 Unit Multifamily Property in Renton, Washington [Member] Unit	Dec. 31, 2012 175,000 Office Building in North Hollywood, California [Member] sqft	Dec. 31, 2012 KW Property Fund, II, LP [Member]	Nov. 30, 2012 KW Property Fund, II, LP [Member] Property building	Dec. 31, 2011 Office portfolio 200,000 square feet, located in Oakland, California [Member]	Dec. 31, 2012 Office portfolio 200,000 square feet, located in Oakland, California [Member]	Dec. 31, 2011 Office portfolio 200,000 square feet, located in Oakland, California [Member] Related Party Fund [Member] sqft	Dec. 31, 2010 Fairways 340, LLC [Member]	Dec. 31, 2012 Building and Building Improvements [Member]	Dec. 31, 2011 Building and Building Improvements [Member]	Dec. 31, 2010 Building and Building Improvements [Member]	Dec. 31, 2012 Apartment Building [Member] ApartmentBuildling	Dec. 31, 2012 Office Building [Member] 175,000 Office Building in North Hollywood, California [Member] OfficeBuilding	Dec. 31, 2009 Fairways 340, LLC [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Maximum [Member] Building and Building Improvements [Member]
Real Estate Properties [Line Items]
Estimated useful life																									40 years
Depreciation expense																		$ 2,000,000	$ 1,400,000	$ 1,300,000
Number of buildings acquired																					3	1
Number of units								178	366	217
Area of real estate property					200,000						175,000					200,000
Purchase price	166,296,000	166,296,000						31,000,000	43,500,000	44,400,000	48,000,000
Acquisition related gains	22,800,000	25,476,000	6,348,000	2,108,000						2,600,000				6,300,000			2,000,000
Acquisition-related expenses		675,000
Notes receivable, eliminated in consolidation													39,600,000
Number of buildings owned by acquired entity													2
Number of properties within real estate joint ventures owned by acquired entity													7
Interest percentage acquired					100.00%											100.00%	100.00%
Equity method investment, ownership percentage					5.00%	48.00%	24.00%									5.00%							49.83%	50.00%
Equity Method Investments	518,874,000	518,874,000	328,071,000																				8,900,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net [Abstract]
Buildings	125,683,000	125,683,000												15,000,000
Intangibles	8,180,000	8,180,000												2,500,000
Land	32,433,000	32,433,000												6,200,000
Cash and cash equivalents													600,000	600,000
Receivables and other assets														100,000
Other assets													2,700,000
Real estate, net													11,100,000
Investment In joint ventures													75,400,000
Notes payable													5,800,000
Accrued expenses and other liabilities													1,600,000
Mortgage loans payable													8,900,000	16,000,000
Other liabilities														1,100,000
Noncontrolling interest													7,600,000
Contingent liability														700,000	200,000
Contingent consideration, percentage of profits in excess of 10% of IRR paid to the seller															15.00%
Revenue of acquiree since acquisition date, actual												2,100,000
Equity in joint venture income of acquiree since acquisition date, actual												200,000
Income (loss) of acquiree since acquisition date, actual												$ (900,000)